UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund

Fidelity® Arizona Municipal Money Market Fund

Annual Report

August 31, 2020

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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® Arizona Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	2.33%	3.60%	3.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$14,627	Fidelity® Arizona Municipal Income Fund
$14,768	Bloomberg Barclays Municipal Bond Index

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending August 31, 2020, overcoming market volatility related to economic and credit fears caused by the coronavirus. The Bloomberg Barclays Municipal Bond Index rose 3.24% for the period. Munis gained 7.54% in 2019 and began 2020 on an upswing, driven by extremely robust investor demand. By the second week of March, however, the emerging coronavirus pandemic began to raise the prospect of a broad economic slowdown that would present financial challenges for muni issuers across sectors. For example, revenue bonds used to finance airport projects were hampered by a sharp reduction in air travel. Also, bonds issued by hospitals received scrutiny due to uncertain reimbursement for coronavirus-related treatment and the halt of elective medical procedures. State and local government tax revenue was impacted by the delay in the income-tax filing date to July 15 and the collapse in revenue from sales taxes, activity taxes and fees. Muni yields rose substantially as a result of this heightened credit uncertainty. The U.S. Federal Reserve responded to the risk of rapid economic contraction and dysfunction in the credit markets with substantial stimulus. This led to increased market liquidity and a return of new issuance in the primary market, which continued through August 31.

Comments from Co-Portfolio Managers Cormac Cullen, Michael Maka and Elizah McLaughlin:  For the fiscal year, the fund gained 2.33%, lagging, net of fees, the 3.24% advance of the state benchmark, the Bloomberg Barclays Arizona 2+ Year Enhanced Municipal Bond Index Linked. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus the state benchmark, the fund's overweighting in the lower credit quality tiers detracted from performance, especially securities in the senior living and student housing segments. Underweighting higher-quality securities, particularly electric utility Salt River Project Agricultural Improvement and Power District, also held back the fund's relative return. Differences in the way fund holdings and index components were priced further hampered the relative result. In contrast, the fund's holdings cumulatively produced more income than index, which helped on relative basis.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 1, 2020, Michael Maka assumed co-management responsibilities for the fund. He succeeded Kevin Ramundo, who retired from Fidelity on June 30, 2020, after more than 20 years with the firm.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2020

% of fund's net assets
Education	26.7
Health Care	18.9
General Obligations	18.3
Transportation	11.3
Special Tax	9.1

Quality Diversification (% of fund's net assets)

As of August 31, 2020
AAA	0.3%
AA,A	94.8%
BBB	2.3%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 99.1%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	594,303
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	488,579
Series 2015 A, 5% 7/1/35	2,215,000	2,610,289
Series 2015 B, 5% 7/1/31	1,525,000	1,818,166
Series 2015 D:
5% 7/1/34	500,000	590,645
5% 7/1/35	900,000	1,060,614
5% 7/1/41	485,000	565,044
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,257,405
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	2,047,033
Series 2015, 5% 9/1/27	1,500,000	1,820,070
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	345,000	346,344
5% 7/1/32	470,000	471,739
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,367,394
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.008%, tender 1/1/37 (a)(b)	1,000,000	929,700
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,321,320
5% 12/1/42	2,020,000	2,268,420
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,020,780
Series 2012 A, 5% 1/1/43	2,000,000	2,086,440
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A:
4% 2/1/50	2,000,000	2,274,540
5% 2/1/40	700,000	880,593
Arizona State Lottery Rev. Series 2019, 5% 7/1/29	2,000,000	2,693,840
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,870,995
Series 2017A, 5% 7/1/31	385,000	484,353
Arizona State Univ. Rev. Series 2020 A:
4% 7/1/40	1,300,000	1,559,584
5% 7/1/43	2,925,000	3,781,586
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	425,828
5% 7/1/28	500,000	608,325
5% 7/1/29	455,000	552,115
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	603,655
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	2,106,220
Series 2019, 5%, tender 6/3/24 (a)(c)	3,700,000	4,273,796
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	788,452
5% 7/1/27	1,300,000	1,517,932
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,088,240
Series 2017:
5% 7/1/30	2,310,000	2,784,566
5% 7/1/32	1,000,000	1,193,050
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	262,877
5% 7/1/33	435,000	447,898
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,179,360
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,241,850
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,377,500
Series 2019 A:
5% 9/1/29	310,000	392,355
5% 9/1/33	250,000	308,245
5% 9/1/34	680,000	836,359
5% 9/1/35	395,000	483,911
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	350,000	353,105
6% 1/1/48 (d)	500,000	481,140
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,512,583
5% 7/1/34	585,000	744,026
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	200,000	245,532
Series 2016 A:
4% 1/1/24	255,000	282,884
5% 1/1/34	2,935,000	3,532,595
5% 1/1/38	1,840,000	2,190,575
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	441,637
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	741,611
Series 2019 A, 5% 7/1/37	1,000,000	1,262,670
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,224,180
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,769,950
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,380,680
5% 7/1/38	3,850,000	4,572,992
Series 2016, 5% 7/1/39	2,270,000	2,690,903
Mesa Util. Sys. Rev. Series 2019 A, 5% 7/1/43	2,000,000	2,526,840
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,069,130
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	440,000
Northern Arizona Univ. Revs.:
Series 2012, 5% 6/1/36 (Pre-Refunded to 6/1/21 @ 100)	860,000	890,341
Series 2013, 5% 8/1/27	1,000,000	1,092,400
Series 2014, 5% 6/1/29	500,000	570,460
Series 2015, 5% 6/1/30	1,000,000	1,171,120
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,275,960
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,221,550
5% 7/1/29 (c)	500,000	552,585
Series 2015 A, 5% 7/1/45	4,100,000	4,655,508
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,897,972
5% 7/1/42 (c)	2,000,000	2,348,620
Series 2017 D, 5% 7/1/31	2,000,000	2,423,640
Series 2019 A, 5% 7/1/49	2,000,000	2,392,640
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/35	1,000,000	1,172,110
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	3,052,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,234,130
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,263,420
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,260,728
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,585,410
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	407,352
5% 7/1/27 (c)	400,000	428,112
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,104,470
Series 2014, 5% 12/1/27	1,745,000	1,996,908
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23	30,000	32,601
5% 7/1/25	1,600,000	1,735,936
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A, 5% 12/1/34	1,500,000	1,792,620
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,485,000	3,393,789
5.5% 12/1/29	3,000,000	3,980,880
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	469,924
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	421,499
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,624,130
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,183,446
Series 2016:
5% 7/1/28	315,000	393,221
5% 7/1/29	500,000	622,865
5% 7/1/30	325,000	404,021
5% 7/1/31	375,000	464,966
Tucson Ctfs. of Prtn.:
Series 2014, 5% 7/1/28 (FSA Insured)	1,000,000	1,157,740
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	625,130
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,530,130
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,204,420
Series 2017, 5% 7/1/34	1,000,000	1,249,780
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,150,590
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,157,480
Series 2015 A 5% 6/1/30	2,500,000	2,983,825
Series 2019 A, 5% 6/1/41	1,965,000	2,499,834
Series 2020 C:
5% 8/1/22 (e)	920,000	970,379
5% 8/1/24 (e)	800,000	912,016
5% 8/1/26 (e)	800,000	968,072
5% 8/1/28 (e)	900,000	1,139,643
5% 6/1/38	1,000,000	1,195,140
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,287,340
5% 7/1/28	1,115,000	1,468,020
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,200,000
Series 2016, 5% 8/1/36	1,305,000	1,522,387
Series 2019:
4% 8/1/43	350,000	394,167
5% 8/1/24	325,000	377,059
5% 8/1/25	400,000	477,460
5% 8/1/26	600,000	734,256
5% 8/1/27	625,000	781,000
5% 8/1/39	1,060,000	1,306,365
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,289,400

TOTAL ARIZONA		177,244,710

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	200,000	206,126
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	417,188

TOTAL GUAM		623,314

TOTAL MUNICIPAL BONDS
(Cost $166,363,806)		177,868,024
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $166,363,806)		177,868,024
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,007,340
NET ASSETS - 100%		$178,875,364

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $834,245 or 0.5% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$177,868,024	$--	$177,868,024	$--
Total Investments in Securities:	$177,868,024	$--	$177,868,024	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	26.7%
Health Care	18.9%
General Obligations	18.3%
Transportation	11.3%
Special Tax	9.1%
Others* (Individually Less Than 5%)	15.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $166,363,806)		$177,868,024
Cash		3,748,342
Receivable for fund shares sold		58,089
Interest receivable		1,443,545
Other receivables		454
Total assets		183,118,454
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,869,513
Payable for fund shares redeemed	164,689
Distributions payable	126,478
Accrued management fee	82,410
Total liabilities		4,243,090
Net Assets		$178,875,364
Net Assets consist of:
Paid in capital		$166,604,696
Total accumulated earnings (loss)		12,270,668
Net Assets		$178,875,364
Net Asset Value, offering price and redemption price per share ($178,875,364 ÷ 14,272,396 shares)		$12.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Interest		$4,958,332
Expenses
Management fee	$980,448
Independent trustees' fees and expenses	586
Commitment fees	433
Total expenses before reductions	981,467
Expense reductions	(1,207)
Total expenses after reductions		980,260
Net investment income (loss)		3,978,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		865,697
Total net realized gain (loss)		865,697
Change in net unrealized appreciation (depreciation) on investment securities		(1,370,848)
Net gain (loss)		(505,151)
Net increase (decrease) in net assets resulting from operations		$3,472,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,978,072	$4,174,882
Net realized gain (loss)	865,697	(142,077)
Change in net unrealized appreciation (depreciation)	(1,370,848)	9,902,624
Net increase (decrease) in net assets resulting from operations	3,472,921	13,935,429
Distributions to shareholders	(3,970,388)	(4,145,505)
Share transactions
Proceeds from sales of shares	23,262,594	24,527,413
Reinvestment of distributions	2,396,135	2,563,458
Cost of shares redeemed	(27,145,465)	(26,578,108)
Net increase (decrease) in net assets resulting from share transactions	(1,486,736)	512,763
Total increase (decrease) in net assets	(1,984,203)	10,302,687
Net Assets
Beginning of period	180,859,567	170,556,880
End of period	$178,875,364	$180,859,567
Other Information
Shares
Sold	1,872,570	2,029,870
Issued in reinvestment of distributions	192,807	213,227
Redeemed	(2,234,129)	(2,235,331)
Net increase (decrease)	(168,752)	7,766

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Income Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.52	$11.82	$12.21	$12.50	$12.12
Income from Investment Operations
Net investment income (loss)A	.277	.298	.300	.311	.335
Net realized and unrealized gain (loss)	.009	.698	(.309)	(.267)	.498
Total from investment operations	.286	.996	(.009)	.044	.833
Distributions from net investment income	(.276)	(.296)	(.300)	(.310)	(.335)
Distributions from net realized gain	–	–	(.081)	(.024)	(.118)
Total distributions	(.276)	(.296)	(.381)	(.334)	(.453)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$12.53	$12.52	$11.82	$12.21	$12.50
Total ReturnC	2.33%	8.56%	(.05)%	.43%	7.01%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.23%	2.49%	2.52%	2.58%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$178,875	$180,860	$170,557	$181,740	$192,725
Portfolio turnover rate	17%	13%	12%	18%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2020

Days	% of fund's investments 8/31/20
1 - 7	9.3
8 - 30	79.8
31 - 60	10.0
91 - 180	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Variable Rate Demand Notes (VRDNs)	66.6%
Tender Option Bond	18.8%
Other Municipal Security	9.8%
Investment Companies	4.8%

Current 7-Day Yields

8/31/20
Fidelity® Arizona Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2020, the most recent period shown in the table, would have been -0.33%.

Fidelity® Arizona Municipal Money Market Fund

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.6%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/20, VRDN (a)(b)	$300,000	$300,000
Arizona - 65.0%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 A, 0.1% 9/8/20, LOC JPMorgan Chase Bank, VRDN (a)	1,930,000	1,930,000
Series 2009 F, 0.11% 9/8/20, LOC Mizuho Corporate Bank Ltd., VRDN (a)	10,600,000	10,600,000
Series 2015 B, 0.02% 9/1/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,530,000	1,530,000
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 0.02% 9/1/20, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.15% 9/8/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600,000	2,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.16% 9/8/20, VRDN (a)	8,400,000	8,400,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.12% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Angelin Apts. Proj.) Series 2004, 0.11% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	3,840,000	3,840,000
(San Fernando Apts. Proj.) Series 2004, 0.11% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	4,185,000	4,185,000
(San Martin Apts. Proj.) Series A2, 0.11% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	3,300,000	3,300,000
(San Miguel Apts. Proj.) Series 2003, 0.1% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	1,580,000	1,580,000
(San Remo Apts. Proj.) Series 2002, 0.11% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	6,400,000	6,400,000
(Village Square Apts. Proj.) Series 2004, 0.11% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.14% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	2,865,000	2,865,000
		55,775,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.22% 9/8/20, VRDN (a)(b)	100,000	100,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 0.27% 9/8/20, VRDN (a)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.26% 9/8/20, VRDN (a)	200,000	200,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.26% 9/8/20, VRDN (a)	100,000	100,000
		400,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.24% 9/8/20, VRDN (a)	100,000	100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 9/8/20, VRDN (a)(b)	100,000	100,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.22% 9/1/20, VRDN (a)	200,000	200,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.21% 9/8/20, VRDN (a)(b)	100,000	100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.2% 9/8/20, VRDN (a)(b)	100,000	100,000
		200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $57,175,000)		57,175,000

Tender Option Bond - 18.8%
Arizona - 15.5%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	900,000	900,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.12% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,460,000	1,460,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 0.12% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,160,000	1,160,000
Maricopa County Rev. Participating VRDN Series Putter 50 36, 0.04% 9/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	700,000	700,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.12% 9/8/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,600,000	2,600,000
Series XF 08 46, 0.19% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	800,000	800,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,200,000	4,200,000
		13,320,000
California - 0.4%
Dignity Health Participating VRDN Series DBE 80 11, 0.31% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	300,000	300,000
Florida - 0.3%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.39% 10/13/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	200,000	200,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	190,000	190,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	100,000	100,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	100,000	100,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	95,000	95,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		195,000
Utah - 1.6%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.34% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	1,400,000	1,400,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.22% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	100,000	100,000
		300,000
TOTAL TENDER OPTION BOND
(Cost $16,105,000)		16,105,000

Other Municipal Security - 9.8%
Arizona - 9.8%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	100,000	101,561
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds Series 2010 A, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	5,925,000	5,946,679
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2016 A, 5% 1/1/21	275,000	279,415
Series A, 5% 12/1/20	300,000	303,462
Series C:
0.16% 10/6/20, CP	900,000	900,000
0.17% 10/5/20, CP	900,000	900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $8,431,117)		8,431,117
	Shares	Value

Investment Company - 4.8%
Fidelity Municipal Cash Central Fund .09% (f)(g)
(Cost $4,082,000)	4,081,592	4,082,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $85,793,117)		85,793,117
NET OTHER ASSETS (LIABILITIES) - 0.0%		28,882
NET ASSETS - 100%		$85,821,999

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.2% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$45,634
Total	$45,634

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $81,711,117)	$81,711,117
Fidelity Central Funds (cost $4,082,000)	4,082,000
Total Investment in Securities (cost $85,793,117)		$85,793,117
Receivable for fund shares sold		1,003
Interest receivable		142,325
Distributions receivable from Fidelity Central Funds		554
Total assets		85,936,999
Liabilities
Payable to custodian bank	$53,230
Payable for fund shares redeemed	49,866
Distributions payable	129
Accrued management fee	11,775
Total liabilities		115,000
Net Assets		$85,821,999
Net Assets consist of:
Paid in capital		$85,805,488
Total accumulated earnings (loss)		16,511
Net Assets		$85,821,999
Net Asset Value, offering price and redemption price per share ($85,821,999 ÷ 85,670,026 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Interest		$850,250
Income from Fidelity Central Funds		45,634
Total income		895,884
Expenses
Management fee	$445,066
Independent trustees' fees and expenses	295
Total expenses before reductions	445,361
Expense reductions	(95,823)
Total expenses after reductions		349,538
Net investment income (loss)		546,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,714
Fidelity Central Funds	29
Capital gain distributions from Fidelity Central Funds	26
Total net realized gain (loss)		17,769
Net increase in net assets resulting from operations		$564,115

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$546,346	$1,163,939
Net realized gain (loss)	17,769	7,783
Net increase in net assets resulting from operations	564,115	1,171,722
Distributions to shareholders	(551,704)	(1,164,874)
Share transactions
Proceeds from sales of shares	27,678,250	23,231,595
Reinvestment of distributions	475,957	1,064,277
Cost of shares redeemed	(35,079,577)	(38,805,699)
Net increase (decrease) in net assets and shares resulting from share transactions	(6,925,370)	(14,509,827)
Total increase (decrease) in net assets	(6,912,959)	(14,502,979)
Net Assets
Beginning of period	92,734,958	107,237,937
End of period	$85,821,999	$92,734,958
Other Information
Shares
Sold	27,678,250	23,231,595
Issued in reinvestment of distributions	475,957	1,064,277
Redeemed	(35,079,577)	(38,805,699)
Net increase (decrease)	(6,925,370)	(14,509,827)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Money Market Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.012	.008	.003	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.002	–A
Total from investment operations	.006	.012	.008	.005	–A
Distributions from net investment income	(.006)	(.012)	(.008)	(.003)	–A
Distributions from net realized gain	–A	–A	–	(.002)	–A
Total distributions	(.006)	(.012)	(.008)	(.005)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.61%	1.16%	.78%	.48%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.39%	.50%	.50%	.50%	.20%
Expenses net of all reductions	.39%	.50%	.50%	.50%	.20%
Net investment income (loss)	.61%	1.16%	.76%	.29%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$85,822	$92,735	$107,238	$143,253	$242,046

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$166,318,248	$11,979,788	$(430,012)	$11,549,776
Fidelity Arizona Municipal Money Market Fund	85,793,117	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$37,543	$–	$683,350	$11,549,776
Fidelity Arizona Municipal Money Market Fund	139	11,041	5,330	–

The tax character of distributions paid was as follows:

August 31, 2020
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$3,970,388	$–	$3,970,388
Fidelity Arizona Municipal Money Market Fund	546,433	5,271	551,704

August 31, 2019
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Arizona Municipal Income Fund	$4,145,505	$–	$4,145,505
Fidelity Arizona Municipal Money Market Fund	1,163,825	1,049	1,164,874

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	35,759,969	30,059,775

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Arizona Municipal Income Fund	$433

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $95,775.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Arizona Municipal Income Fund	$1,207
Fidelity Arizona Municipal Money Market Fund	48

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Arizona Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II) (hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 8, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$996.10	$2.76
Hypothetical-C		$1,000.00	$1,022.37	$2.80
Fidelity Arizona Municipal Money Market Fund	.28%
Actual		$1,000.00	$1,002.30	$1.41**
Hypothetical-C		$1,000.00	$1,023.73	$1.42**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment advisor or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.54, respectively.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/05/2020	10/02/2020	$0.04800
Fidelity Arizona Municipal Money Market Fund	10/05/2020	10/02/2020	$0.00066

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$734,864
Fidelity Arizona Municipal Money Market Fund	$6,092

During fiscal year ended 2020, 100% of each fund's income dividends were free from federal income tax, and 7.13% and 56.47% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

AZI-SPZ-ANN-1020
1.536826.123

Fidelity® Municipal Money Market Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/20
1 - 7	18.5
8 - 30	54.2
31 - 60	8.0
61 - 90	3.3
91 - 180	5.2
> 180	10.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Variable Rate Demand Notes (VRDNs)	35.3%
Tender Option Bond	26.7%
Other Municipal Security	36.9%
Investment Companies	4.6%
Net Other Assets (Liabilities) *	(3.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

8/31/20
Fidelity® Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2020, the most recent period shown in the table, would have been (0.16)%.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.3%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/20, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.17% 9/8/20, VRDN (a)	35,950	35,950
West Jefferson Indl. Dev. Series 2008, 0.17% 9/8/20, VRDN (a)	3,000	3,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.1% 9/1/20, VRDN (a)(b)	20,435	20,435
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.1% 9/1/20, VRDN (a)(b)	18,200	18,200
		126,600
Alaska - 0.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.21% 9/8/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	11,900	11,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 0.17% 9/8/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	19,900	19,900
Series 2002, 0.21% 9/8/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,700	1,700
		33,500
Arizona - 0.1%
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.15% 9/8/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600	2,600
FNMA Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.14% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	2,260	2,260
		4,860
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.22% 9/8/20, VRDN (a)(b)	10,200	10,200
Series 2002, 0.23% 9/8/20, VRDN (a)(b)	400	400
		10,600
California - 0.1%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 0.13% 9/8/20, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	4,500	4,500
Colorado - 0.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.19% 9/8/20, LOC Wells Fargo Bank NA, VRDN (a)	215	215
Connecticut - 1.5%
Connecticut Gen. Oblig. Series 2016 C, 0.16% 9/8/20 (Liquidity Facility Bank of America NA), VRDN (a)	76,405	76,405
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 0.14% 9/8/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)	1,975	1,975
Series 2019 B2, 0.13% 9/8/20 (Liquidity Facility Bank of America NA), VRDN (a)(b)	5,780	5,780
		84,160
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 0.26% 9/8/20, VRDN (a)	15,730	15,730
Series 1999 B, 0.31% 9/8/20, VRDN (a)(b)	8,100	8,100
		23,830
District Of Columbia - 0.2%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.17% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	4,690	4,690
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.22% 9/8/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,990	3,990
		8,680
Florida - 5.6%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.12% 9/1/20, VRDN (a)(b)	23,900	23,900
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.14% 9/8/20, LOC Citibank NA, VRDN (a)(b)	8,685	8,685
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 0.12% 9/1/20, VRDN (a)(b)	18,230	18,230
Series 2018 B, 0.12% 9/1/20, VRDN (a)(b)	15,500	15,500
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) 0.14% 9/8/20, LOC Citibank NA, VRDN (a)(b)	10,430	10,430
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.13% 9/8/20, LOC Citibank NA, VRDN (a)(b)	9,695	9,695
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.13% 9/8/20, LOC Citibank NA, VRDN (a)(b)	10,245	10,245
(Savannah Springs Apts. Proj.) Series G, 0.14% 9/8/20, LOC Citibank NA, VRDN (a)(b)	12,330	12,330
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.14% 9/8/20, LOC Citibank NA, VRDN (a)(b)	10,135	10,135
(Meridian Pointe Apts. Proj.) Series 2005, 0.14% 9/8/20, LOC Citibank NA, VRDN (a)(b)	9,105	9,105
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.21% 9/8/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	64,855	64,855
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.12% 9/1/20, VRDN (a)(b)	23,250	23,250
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts. Proj.) Series A, 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	12,730	12,730
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	7,705	7,705
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series G, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	6,025	6,025
(Mill Creek Apts. Proj.) Series 2004 K, 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	12,300	12,300
Series 2006 H, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	5,895	5,895
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	3,535	3,535
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	5,900	5,900
(Hunters Run Apts. Proj.) Series 2002 A, 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	6,550	6,550
(Morgan Creek Apts. Proj.) Series 2003, 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	10,800	10,800
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	7,400	7,400
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	9,065	9,065
		304,265
Georgia - 2.3%
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.25% 9/8/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Monroe County Dev. Auth. Poll. Cont. Rev.:
Series 2002 V1, 0.1% 9/1/20, VRDN (a)	5,500	5,500
Series 2010 A, 0.15% 9/8/20, LOC Truist Bank, VRDN (a)	5,345	5,345
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 0.12% 9/1/20, VRDN (a)(b)	54,640	54,640
Series 2019, 0.12% 9/1/20, VRDN (a)(b)	24,225	24,225
FHLMC:
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.15% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	12,585	12,585
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.13% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	1,450	1,450
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	8,100	8,100
		125,535
Illinois - 2.0%
Chicago Midway Arpt. Rev. Series 2014 C, 0.12% 9/8/20, LOC Barclays Bank PLC, VRDN (a)(b)	54,710	54,710
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.12% 9/8/20, LOC Bayerische Landesbank, VRDN (a)(b)	36,970	36,970
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 0.26% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	800	800
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts. Proj.) Series 2005, 0.15% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	8,060	8,060
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.16% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		106,540
Indiana - 1.5%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.13% 9/8/20, LOC Mizuho Bank Ltd., VRDN (a)	22,750	22,750
(PSI Energy Proj.) Series 2003 B, 0.3% 9/8/20, VRDN (a)(b)	39,500	39,493
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.23% 9/8/20, VRDN (a)	17,725	17,725
		79,968
Iowa - 3.2%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.15% 9/8/20, VRDN (a)(b)	2,100	2,100
(MidAmerican Energy Proj.) Series 2008 A, 0.15% 9/8/20, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 0.15% 9/8/20, VRDN (a)(b)	125,260	125,260
		172,460
Kansas - 1.3%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 0.26% 9/8/20, VRDN (a)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.27% 9/8/20, VRDN (a)	2,400	2,400
Series 2007 B, 0.27% 9/8/20, VRDN (a)	9,400	9,400
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 0.21% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 0.22% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.26% 9/8/20, VRDN (a)	4,100	4,100
(Western Resources, Inc. Proj.) Series 1994, 0.26% 9/8/20, VRDN (a)	3,900	3,900
		69,100
Kentucky - 1.6%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.14% 9/8/20 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 0.14% 9/8/20 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	21,600	21,600
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.13% 9/8/20, VRDN (a)(b)	58,800	58,800
		88,270
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 0.14% 9/8/20, VRDN (a)(b)	18,050	18,050
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.15% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	6,500	6,500
Nebraska - 0.0%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.22% 9/8/20, VRDN (a)(b)	1,200	1,200
Series 1998, 0.22% 9/8/20, VRDN (a)(b)	1,200	1,200
		2,400
Nevada - 1.6%
Clark County Arpt. Rev. Series 2008 C2, 0.11% 9/8/20, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	46,575	46,575
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 0.13% 9/8/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	38,300	38,300
		84,875
New York - 0.6%
New York City Gen. Oblig. Series 2006 I4, 0.02% 9/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	12,075	12,075
New York City Transitional Fin. Auth. Rev. Series 2013 A4, 0.02% 9/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,250	1,250
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.02% 9/1/20, LOC TD Banknorth, NA, VRDN (a)	1,600	1,600
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.1% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	18,700	18,700
		33,625
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.17% 9/30/20, VRDN (a)(b)(d)	4,000	4,000
Series 1991 2, 0.17% 9/30/20, VRDN (a)(b)(d)	5,700	5,700
Series 1991 3, 0.17% 9/30/20, VRDN (a)(b)(d)	6,000	6,000
Series 1992 2, 0.14% 9/30/20, VRDN (a)(d)	500	500
Series 1995 4, 0.17% 9/30/20, VRDN (a)(b)(d)	3,900	3,900
		20,100
North Carolina - 0.0%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.16% 9/8/20, LOC Wells Fargo Bank NA, VRDN (a)(e)	500	500
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.23% 9/8/20, VRDN (a)(b)	1,500	1,500
		2,000
Ohio - 0.4%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.13% 9/8/20, VRDN (a)	17,700	17,700
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.14% 9/8/20, LOC Northern Trust Co., VRDN (a)	2,740	2,740
		20,440
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.17% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	2,890	2,890
(New Columbia - Trouton Proj.) Series 2005, 0.16% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	4,765	4,765
		7,655
Pennsylvania - 0.5%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.22% 9/1/20, VRDN (a)	17,000	17,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.13% 9/8/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.22% 9/8/20, LOC RBS Citizens NA, VRDN (a)	620	620
(The Franklin Institute Proj.) Series 2006, 0.15% 9/8/20, LOC Bank of America NA, VRDN (a)	940	940
		25,465
Rhode Island - 0.4%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.15% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	19,000	19,000
South Carolina - 0.3%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.22% 9/8/20, VRDN (a)(b)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.13% 9/8/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
		16,000
Tennessee - 1.0%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.14% 9/8/20, VRDN (a)(b)	9,900	9,900
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.18% 9/8/20, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		54,600
Texas - 3.7%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.11% 9/8/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000	1,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.13% 9/8/20, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.13% 9/8/20, LOC Citibank NA, VRDN (a)(b)	11,360	11,360
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 0.13% 9/8/20, LOC Citibank NA, VRDN (a)(b)	7,655	7,655
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 9/8/20, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B, 0.03% 9/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,405	4,405
(Onyx Envir. Svcs. Proj.) Series 2003, 0.14% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.14% 9/8/20, VRDN (a)(b)	21,000	21,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.17% 9/8/20 (Total SA Guaranteed), VRDN (a)(b)	10,000	10,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.13% 9/8/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	6,500	6,500
Series 2002 A, 0.18% 9/8/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	21,060	21,060
Series 2002 A2, 0.18% 9/8/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,995	4,995
Series 2003 A, 0.18% 9/8/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,540	6,540
Series 2004 B, 0.18% 9/8/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,745	3,745
Series 2006 A, 0.18% 9/8/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	9,915	9,915
Series 2007 B, 0.18% 9/8/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	13,400	13,400
Series 2019, 0.12% 9/8/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,700	5,700
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	6,710	6,710
(Primrose at Bammel Apts. Proj.) Series 2005, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	7,080	7,080
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 0.19% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	8,185	8,185
		200,110
Utah - 0.2%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	8,385	8,385
Washington - 0.6%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.15% 9/8/20, LOC Bank of America NA, VRDN (a)(b)	15,855	15,855
Port of Seattle Rev. Series 2008, 0.15% 9/8/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	19,370	19,370
		35,225
West Virginia - 1.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.21% 9/8/20, VRDN (a)(b)	40,175	40,175
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.2% 9/8/20, VRDN (a)(b)	51,400	51,400
		91,575
Wyoming - 0.5%
Converse County Envir. Impt. Rev. Series 1995, 0.16% 9/8/20, VRDN (a)(b)	200	200
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 0.15% 9/8/20, VRDN (a)	4,590	4,590
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 9/8/20, VRDN (a)(b)	22,000	22,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 9/8/20, VRDN (a)	2,100	2,100
		28,890
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,917,978)		1,917,978

Tender Option Bond - 26.7%
Arizona - 0.8%
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 0.12% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,730	3,730
Mesa Util. Sys. Rev. Participating VRDN Series Solar 17 0026, 0.14% 9/8/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	5,270	5,270
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	1,925	1,925
Series XF 08 46, 0.19% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(f)(g)	19,345	19,345
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	13,200	13,200
		43,470
California - 0.9%
Dignity Health Participating VRDN:
Series 17 04, 0.21% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	800	800
Series DBE 80 11, 0.31% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	40,700	40,700
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series ZM 04 73, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	425	425
Series ZM 04 87, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	1,470	1,470
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,900	2,900
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 01 01, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,235	1,235
		47,530
Colorado - 2.9%
Colorado Health Facilities Auth. Participating VRDN:
Series XG 02 51, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(c)(f)(g)	3,470	3,470
Series XM 08 29, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,900	3,900
Series XM 08 38, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,550	3,550
Series XX 11 30, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,880	3,880
Series ZF 08 09, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(c)(f)(g)	1,000	1,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.24% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	2,300	2,300
CommonSpirit Health Participating VRDN Series Floaters XF 10 03, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,400	3,400
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.34%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(f)(g)	2,000	2,000
Participating VRDN:
Series DBE 8027, 0.34% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	23,040	23,040
Series Floaters XF 07 57, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	2,915	2,915
Series Floaters XF 10 36, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,075	2,075
Series Floaters XG 01 96, 0.16% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	47,905	47,905
Series Floaters XG 01 97, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	1,800	1,800
Series Floaters XL 00 83, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	23,665	23,665
Series Floaters XL 00 84, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	13,665	13,665
Series Floaters ZF 06 89, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	2,190	2,190
Series Floaters ZF 06 90, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	9,315	9,315
Series Floaters ZF 06 91, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	3,680	3,680
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Solar 0065, 0.14% 9/8/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	6,120	6,120
		159,870
Connecticut - 1.3%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,960	1,960
Series Floaters 016, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	34,815	34,815
Series Floaters XL 00 66, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,530	2,530
Series XM 07 62, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,900	2,900
Series XM 08 57, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,200	5,200
Series XM 08 58, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,440	4,440
Series YX 11 07, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,500	1,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.27%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	3,800	3,800
Participating VRDN:
Series Floaters YX 10 77, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	4,110	4,110
Series ROC II R 14073, 0.17% 9/8/20 (Liquidity Facility Citibank NA) (a)(f)(g)	1,500	1,500
Series XM 08 67, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,500	2,500
Series YX 11 37, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,680	1,680
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,700	3,700
		70,635
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Participating VRDN:
Series MS 4301, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	5,600	5,600
Series Solar 0035, 0.14% 9/8/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	2,455	2,455
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	4,800	4,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 09 20, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,145	2,145
Series XG 02 67, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(c)(f)(g)	5,385	5,385
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XF 06 94, 0.18% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	2,000	2,000
Series Floaters XF 27 94, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,545	1,545
Series Floaters ZM 05 54, 0.14% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(f)(g)	2,500	2,500
		26,430
Florida - 2.3%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.16% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	15,950	15,950
Series XF 09 15, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(f)(g)	2,810	2,810
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.34%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(f)(g)	2,600	2,600
Participating VRDN:
Series XF 08 17, 0.17% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(f)(g)	3,750	3,750
Series XF 09 52, 0.16% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(f)(g)	4,425	4,425
Series ZF 08 26, 0.2% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	2,635	2,635
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	5,480	5,480
Series ZF 09 31, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	1,605	1,605
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,100	1,100
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(f)(g)	3,000	3,000
Participating VRDN:
Series Floaters ZF 25 03, 0.14% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(f)(g)	3,750	3,750
Series XF 28 77, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	8,800	8,800
Series XM 08 90, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	4,265	4,265
Series XM 08 96, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	5,000	5,000
Series ZF 08 22, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	8,200	8,200
Series ZF 09 74, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,635	2,635
Series ZM 07 79, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(f)(g)	2,820	2,820
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.39% 10/13/20 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)	19,400	19,400
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,185	2,185
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	3,500	3,500
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters XM 07 09, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,075	2,075
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.19% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,190	3,190
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	5,000	5,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.15% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,400	6,400
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.19% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,300	1,300
Series XM 08 68, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	700	700
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	3,400	3,400
		125,975
Georgia - 1.5%
Atlanta Arpt. Rev. Participating VRDN:
Series XF 08 15, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	2,000	2,000
Series XM 07 97, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	4,065	4,065
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	645	645
Series XM 07 51, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	13,800	13,800
Fayette County Hosp. Auth. Rev. Participating VRDN Series XM 08 92, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	11,100	11,100
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,945	2,945
Series XG 02 56, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	11,000	11,000
Series XG 02 57, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(c)(f)(g)	1,200	1,200
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	3,400	3,400
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	5,000	5,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	10,800	10,800
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 0.12% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	12,000	12,000
		81,555
Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 0.16% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	12,290	12,290
Hawaii Gen. Oblig. Participating VRDN:
Series 16 XF0439, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	6,000	6,000
Series Solar 17 0031, 0.14% 9/8/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	5,030	5,030
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,270	3,270
		26,590
Illinois - 2.8%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	6,400	6,400
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	11,270	11,270
Series Floaters XG 02 19, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,475	6,475
Series Floaters XM 06 86, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	4,480	4,480
Series Spears DBE 80 22, 0.29% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,900	2,900
Series XF 28 66, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	3,650	3,650
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	15,190	15,190
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,900	1,900
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	4,400	4,400
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	17,285	17,285
Series XF 07 11, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	7,450	7,450
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,000	7,000
Series Floaters XF 10 43, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,650	3,650
Series Floaters XX 10 81, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	13,100	13,100
Series Floaters YX 10 72, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,610	2,610
Series Floaters YX 10 86, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,650	1,650
Series XF 10 10, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,500	7,500
Series XF 28 41, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,150	3,150
Series XM 07 59, 0.28% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	7,200	7,200
Series XX 11 41, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,400	1,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.21% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,000	2,000
Series 15 XM 0078, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	15,375	15,375
Series XF 08 01, 0.21% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,800	3,800
		149,835
Indiana - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	13,000	13,000
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.24% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,800	2,800
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 0.14% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	6,875	6,875
		9,675
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.12% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	5,420	5,420
Kentucky - 0.5%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.24% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,900	1,900
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,900	1,900
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	10,400	10,400
Series Floaters XF 24 85, 0.17% 9/8/20 (Liquidity Facility Citibank NA) (a)(f)(g)	10,300	10,300
Series XM 08 39, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,390	2,390
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	1,200	1,200
		28,090
Louisiana - 2.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.13% 9/8/20 (Liquidity Facility Citibank NA) (a)(f)(g)	114,600	114,600
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.16% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	8,340	8,340
		122,940
Maryland - 0.2%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	2,200	2,200
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	7,275	7,275
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 0.16% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	1,600	1,600
		11,075
Massachusetts - 0.4%
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, 0.27%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)(g)	10,360	10,360
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)(g)	4,800	4,800
Series Clipper 09 69, 0.27%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)(g)	2,500	2,500
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.27%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	2,400	2,400
		20,060
Michigan - 0.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	5,200	5,200
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,290	5,290
Series 16 XM0223, 0.12% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	2,400	2,400
Series Floaters ZF 07 90, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	530	530
Series Floaters ZF 07 96, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	750	750
Series Floaters ZF 28 25, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,300	1,300
Series XM 07 48, 0.19% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	3,900	3,900
		19,370
Missouri - 1.5%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	23,500	23,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	3,000	3,000
Series Floaters XG 01 84, 0.14% 9/8/20 (Liquidity Facility Citibank NA) (a)(f)(g)	2,300	2,300
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	34,500	34,500
Series Floaters 17 010, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	11,880	11,880
Series Floaters C17, 0.14% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	5,500	5,500
		80,680
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	1,700	1,700
New Jersey - 0.4%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)(g)	6,490	6,490
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters 012, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	11,420	11,420
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	2,810	2,810
		20,720
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series 20 XF 09 86, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,440	1,440
Series 20 ZF 09 83, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	850	850
Series 20 ZF 09 84, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,015	2,015
Series 20 ZF 09 87, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,060	1,060
Series Floaters XF 05 65, 0.13% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	3,730	3,730
Series Floaters XF 06 83, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(f)(g)	2,000	2,000
Series Floaters XF 24 88, 0.14% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(f)(g)	2,500	2,500
Series Floaters XM 06 16, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	8,650	8,650
Series ROC 14086, 0.14% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(f)(g)	9,510	9,510
		31,755
North Carolina - 0.3%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	5,000	5,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	8,000	8,000
Series XF 08 85, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,195	2,195
		15,195
Ohio - 0.6%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 0.24% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,880	1,880
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.21% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	1,200	1,200
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	16,650	16,650
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.22% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,100	1,100
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC)(a)(f)(g)	7,510	7,510
Ohio Hosp. Rev. Participating VRDN Series 002, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,900	3,900
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	1,400	1,400
		33,640
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	310	310
Series Floaters XX 10 96, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	10,535	10,535
		10,845
Oregon - 0.0%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,950	2,950
Pennsylvania - 1.5%
Allegheny County Participating VRDN Series Floaters XM 06 63, 0.14% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,920	2,920
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	68,500	68,500
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,385	2,385
Series XF 09 69, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	1,600	1,600
Series XM 08 87, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,230	1,230
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	2,295	2,295
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,100	1,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.34% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700	1,700
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,100	2,100
		83,830
South Carolina - 0.6%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.14% 9/8/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	7,820	7,820
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	5,160	5,160
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,800	3,800
Series XF 28 83, 0.19% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,300	2,300
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	6,410	6,410
Series ZF 08 24, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(f)(g)	4,575	4,575
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	580	580
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.29%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	1,100	1,100
		31,745
Tennessee - 0.4%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XG 02 68, 0.16% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	2,900	2,900
Series YX 11 39, 0.16% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	3,000	3,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,000	2,000
Series Floaters XL 00 62, 0.15% 9/8/20 (Liquidity Facility Citibank NA) (a)(f)(g)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,000	5,000
Vanderbilt Hosp. Participating VRDN 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	4,475	4,475
		19,695
Texas - 0.7%
El Paso Independent School District Participating VRDN Series ZF 08 64, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	3,335	3,335
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,100	5,100
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.12% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	14,400	14,400
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,000	4,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	200	200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 021, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	195	195
Series 16 XF0411, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,900	6,900
Series XG 02 78, 0.16% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,880	2,880
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.12% 9/8/20 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)	4,095	4,095
		41,105
Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.34% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	21,860	21,860
Virginia - 0.7%
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.14% 9/8/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	2,910	2,910
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	13,100	13,100
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.22% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	8,300	8,300
Univ. of Virginia Gen. Rev. Participating VRDN Series Solar 17 17, 0.14% 9/8/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	3,330	3,330
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.29%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,935	3,935
Series ZF 09 27, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,200	3,200
		36,075
Washington - 1.1%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,780	1,780
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 0.19% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(f)(g)	3,600	3,600
Series Floaters XM 06 65, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	12,700	12,700
Series Floaters ZM 06 69, 0.24% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	9,700	9,700
Series XF 26 30, 0.19% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	8,480	8,480
Series XF 28 28, 0.19% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	7,340	7,340
Series XM 08 75, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,950	2,950
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 0.17% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	5,410	5,410
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 92, 0.15% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,700	3,700
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,280	2,280
		57,940
TOTAL TENDER OPTION BOND
(Cost $1,451,255)		1,451,255

Other Municipal Security - 36.9%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2020, 0.22% 9/3/20, CP	7,000	7,000
California - 1.1%
California Gen. Oblig. Bonds Series 2020, 2% 3/1/21	12,300	12,383
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series A, 0.28% 9/3/20, LOC Bank of The West San Francisco, CP	3,400	3,400
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	30,000	30,897
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series A2, 0.2% 9/3/20, LOC Sumitomo Mitsui Banking Corp., CP	3,500	3,500
Series A3, 0.2% 9/3/20, LOC Barclays Bank PLC, CP	11,011	11,011
		61,191
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Series 2011 A:
5% 2/1/21 (Pre-Refunded to 2/1/21 @ 100)	500	506
5.25% 2/1/21 (Pre-Refunded to 2/1/21 @ 100)	2,495	2,530
		3,036
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2018 E, 5% 9/15/20	5,000	5,007
Series 2018 F, 5% 9/15/20	1,500	1,502
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	1,800	1,819
Series X2, 1.8%, tender 2/9/21 (a)	8,435	8,489
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2016 A, 5% 9/1/20	3,340	3,340
East Haddam Gen. Oblig. BAN Series 2020, 2% 12/3/20	1,800	1,804
Greenwich Gen. Oblig. BAN Series 2020, 1.5% 1/14/21	4,050	4,052
Stratford Gen. Oblig. BAN Series 2019, 2% 9/17/20	1,244	1,244
		27,257
District Of Columbia - 0.2%
District of Columbia Rev. Bonds Series 2000, 0.21% tender 1/5/21, LOC JPMorgan Chase Bank, CP mode	2,400	2,400
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds Series 2017 A, 5% 10/1/20 (b)	5,800	5,820
		8,220
Florida - 4.4%
Florida Local Govt. Fin. Cmnty. Series 2020, 0.23% 9/1/20, LOC JPMorgan Chase Bank, CP	4,929	4,929
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series 2019 A, 5% 10/1/20 (b)	6,400	6,419
Miami-Dade County Series A1:
0.24% 10/20/20, LOC Bank of America NA, CP (b)	120,743	120,743
0.25% 10/7/20, LOC Bank of America NA, CP (b)	5,550	5,550
Miami-Dade County Aviation Rev. Bonds:
Series 2010 A1:
5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	115	115
5.5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	150	151
Series 2010 B, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	115	115
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.39%, tender 3/29/21 (a)(h)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.34%, tender 3/29/21 (a)(h)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.39%, tender 3/29/21 (a)(h)	42,015	42,015
		237,137
Georgia - 6.9%
Atlanta Arpt. Rev.:
Series J1, 0.23% 2/4/21, LOC Bank of America NA, CP	5,636	5,636
Series J2, 0.27% 2/4/21, LOC Bank of America NA, CP (b)	27,598	27,598
Series K1, 0.4% 1/6/21, LOC PNC Bank NA, CP	21,300	21,300
Series K2, 0.45% 1/6/21, LOC PNC Bank NA, CP (b)	37,600	37,600
Series L2, 0.23% 2/3/21, LOC JPMorgan Chase Bank, CP (b)	4,341	4,341
DeKalb County Hosp. Auth. Rev. Bonds (DeKalb Med. Ctr., Inc. Proj.) Series 2010, 6% 9/1/20 (Pre-Refunded to 9/1/20 @ 100)	1,000	1,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.21%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(h)	90,730	90,730
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.21%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(h)	187,985	187,985
		376,190
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.23%, tender 11/2/20 (a)	2,250	2,250
Illinois - 1.4%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2011 A, 5.75% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	1,735	1,763
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.39%, tender 3/29/21 (a)(h)	40,690	40,690
Series 2020:
0.2% tender 9/10/20, CP mode	7,800	7,800
0.26% tender 9/10/20, CP mode	13,700	13,700
Series H, 0.22% tender 9/3/20, CP mode	12,385	12,385
		76,338
Kansas - 0.2%
Wichita Gen. Oblig. BAN Series 2020, 2.25% 10/15/20	9,400	9,408
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.4% tender 9/3/20, CP mode	4,000	4,000
Louisiana - 0.2%
Louisiana Local Govt. Envir. Facilities Bonds:
(LCTCS Facilities Corp. Proj.) Series 2010, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	2,100	2,107
(Woman's Hosp. Foundation Proj.) Series 2010 A, 6% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	6,800	6,829
		8,936
Maryland - 0.3%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.26%, tender 12/1/20 (a)	18,100	18,100
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.18% tender 9/8/20 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	12,100	12,100
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.15% tender 9/8/20, CP mode	6,800	6,800
Series 1992, 0.25% tender 9/1/20, CP mode	4,600	4,600
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 0.19% 2/9/21, LOC State Street Bank & Trust Co., Boston, CP	10,150	10,150
		33,650
Michigan - 0.7%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.34%, tender 3/29/21 (a)(h)	17,245	17,245
Michigan Bldg. Auth. Rev. Series 7, 0.18% 9/30/20, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	8,800	8,800
Michigan Fin. Auth. Rev. Bonds:
Series 2013 M1, 0.26%, tender 12/1/20 (a)	10,300	10,300
Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.59%, tender 8/9/21 (a)(h)	1,900	1,900
		38,245
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig. Series G, 0.17% 9/16/20, CP	2,900	2,900
Univ. of Minnesota Rev. Series A, 0.22% 9/2/20, CP	7,000	7,000
		9,900
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 1%, tender 3/1/21 (a)	1,550	1,553
(Intercap Revolving Prog.) Series 2017, 1%, tender 3/1/21 (a)	1,300	1,303
		2,856
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.19% 12/8/20, CP	3,550	3,550
0.2% 9/2/20, CP	3,500	3,500
0.2% 12/4/20, CP	5,000	5,000
0.21% 9/11/20, CP	5,000	5,000
0.22% 9/9/20, CP	3,500	3,500
0.24% 10/5/20, CP	5,150	5,150
0.24% 11/4/20, CP	2,100	2,100
0.25% 11/5/20, CP	1,300	1,300
		29,100
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 0.28% tender 9/1/20, CP mode (b)	500	500
Series 1990 B, 0.4% tender 9/3/20, CP mode	7,100	7,100
Series A1, 0.35% tender 9/3/20, CP mode (b)	8,200	8,200
		15,800
New Jersey - 1.8%
Borough of Maywood BAN Series 2019, 2.25% 11/6/20	5,000	5,008
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 C1, 3% 11/20/20	23,000	23,087
Camden County BAN Series 2019 A, 2% 10/21/20	13,000	13,014
Clifton Gen. Oblig. BAN Series 2019, 2.25% 10/1/20	32,436	32,460
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20	7,100	7,113
Hudson County Impt. Auth. Rev. BAN Series 2019 C, 2.5% 9/18/20 (Hudson County Gen. Oblig. Guaranteed)	1,400	1,401
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	2,300	2,348
Stone Hbr. BAN Series 2019, 2.25% 10/30/20	14,459	14,481
		98,912
New York - 2.1%
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	8,310	8,498
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	98,375	100,903
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	3,750	3,821
		113,222
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Bonds Series 185, 5% 9/1/20 (b)	4,900	4,900
Series 2020:
0.32% 12/2/20, CP	2,500	2,500
0.32% 12/9/20, CP	6,100	6,100
0.32% 12/16/20, CP	4,310	4,310
Series A:
0.3% 10/8/20, CP (b)	19,555	19,555
0.33% 10/22/20, CP (b)	16,970	16,970
0.45% 9/17/20, CP (b)	5,320	5,320
Series B:
0.32% 11/18/20, CP	5,640	5,640
0.32% 11/25/20, CP	5,700	5,700
0.35% 10/28/20, CP	3,600	3,600
		74,595
Ohio - 0.7%
Avon Local School District BAN Series 2019, 2% 9/30/20	3,200	3,202
Belmont County BAN Series 2020, 1% 8/25/21 (Ohio Gen. Oblig. Guaranteed)	2,050	2,065
Fairborn Gen. Oblig. BAN Series 2020 B, 2% 3/18/21	1,000	1,006
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender 11/2/20 (a)	3,200	3,200
Hudson City Gen. Oblig. BAN Series 2019, 2% 12/18/20	4,200	4,209
Mahoning County BAN Series 2019, 3% 9/16/20	2,185	2,187
Newark Gen. Oblig. BAN Series 2019, 2.25% 10/1/20	2,900	2,902
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	3,200	3,204
Union Township Clermont County Gen. Oblig. BAN:
Series 2019, 2.25% 9/2/20 (Ohio Gen. Oblig. Guaranteed)	6,900	6,900
Series 2020, 1% 9/1/21 (Ohio Gen. Oblig. Guaranteed) (e)	6,000	6,046
Worthington BAN Series 2019, 2.25% 9/25/20 (Ohio Gen. Oblig. Guaranteed)	2,640	2,642
		37,563
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 0.44%, tender 10/15/20 (a)(h)	18,915	18,915
Tennessee - 1.5%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1:
0.24% 9/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	17,600	17,600
0.24% 9/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	10,600	10,600
0.24% 9/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	17,600	17,600
0.24% 11/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	10,935	10,935
0.24% 11/5/20 (Liquidity Facility JPMorgan Chase Bank), CP	8,900	8,900
0.26% 10/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	13,300	13,300
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	2,275	2,276
		81,211
Texas - 10.6%
Austin Elec. Util. Sys. Rev. Series A, 0.16% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	18,455	18,455
Dallas Fort Worth Int'l. Arpt. Rev. Bonds:
Series 2012 E:
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	1,180	1,188
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	16,420	16,508
Series 2012 F:
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	6,015	6,051
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	1,000	1,006
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	430	433
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	4,800	4,834
Series 2012, 5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	3,300	3,323
Series 2013 A:
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	390	392
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	3,750	3,774
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	1,770	1,781
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	16,580	16,680
Garland Util. Sys. Rev. Series 2018, 0.23% 9/14/20, LOC Bank of America NA, CP	3,500	3,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.29%, tender 3/29/21 (a)(h)	33,900	33,900
Series 2016 B1, 0.26% tender 10/20/20, CP mode	17,500	17,500
Series 2016 B2, 0.24% tender 9/1/20, CP mode	17,500	17,500
Series 2019 A, 5% 12/1/20	1,000	1,009
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
0.16% 9/17/20 (Liquidity Facility JPMorgan Chase Bank), CP	5,435	5,435
0.25% 9/17/20 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
Harris County Gen. Oblig.:
Series C, 0.16% 9/10/20 (Liquidity Facility Bank of America NA), CP	525	525
Series D:
0.15% 9/3/20 (Liquidity Facility JPMorgan Chase Bank), CP	7,300	7,300
0.16% 9/10/20 (Liquidity Facility JPMorgan Chase Bank), CP	2,280	2,280
Series D2, 0.18% 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,493	4,493
Series E1:
0.21% 9/17/20, LOC Landesbank Hessen-Thuringen, CP	2,000	2,000
0.26% 9/10/20, LOC Landesbank Hessen-Thuringen, CP	18,400	18,400
Series E2:
0.21% 11/5/20, LOC Barclays Bank PLC, CP	2,640	2,640
0.27% 9/17/20, LOC Barclays Bank PLC, CP	3,300	3,300
Harris County Metropolitan Trans. Auth. Series A1:
0.23% 10/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
0.25% 11/5/20 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.27% 10/22/20 (Liquidity Facility JPMorgan Chase Bank), CP	9,350	9,350
Houston Gen. Oblig. Series E1, 0.24% 10/15/20, LOC Citibank NA, CP	1,450	1,450
Lower Colorado River Auth. Rev.:
Series 2020, 0.25% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,500	6,500
Series B:
0.2% 12/4/20, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.25% 10/6/20, LOC State Street Bank & Trust Co., Boston, CP	4,800	4,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.39%, tender 3/29/21 (a)(h)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.39%, tender 3/29/21 (a)(h)	31,000	31,000
Texas A&M Univ. Rev. Series B:
0.19% 9/14/20, CP	8,800	8,800
0.19% 1/6/21, CP	6,600	6,600
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21 (e)	152,300	157,914
Texas Pub. Fin. Auth. Rev.:
Series 2016 B:
0.32% 11/10/20 (Liquidity Facility Texas Gen. Oblig.), CP	21,100	21,100
0.35% 10/29/20 (Liquidity Facility Texas Gen. Oblig.), CP	7,800	7,800
Series 2019 A, 0.21% 1/6/21 (Liquidity Facility Texas Gen. Oblig.), CP	1,700	1,700
Texas State Univ. Sys. Fing. Rev. Bonds Series 2011:
5% 3/15/21 (Pre-Refunded to 3/15/21 @ 100)	5,000	5,113
5% 3/15/21 (Pre-Refunded to 3/15/21 @ 100)	4,225	4,321
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	7,500	7,657
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.2% 2/2/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,100	8,100
0.2% 2/3/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,100	8,100
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.17% 11/5/20, CP	8,800	8,800
0.17% 12/8/20, CP	13,000	13,000
0.18% 10/8/20, CP	8,400	8,400
Upper Trinity Reg'l. Wtr. District Series 2020:
0.17% 10/2/20, LOC Bank of America NA, CP	1,900	1,900
0.18% 10/2/20, LOC Bank of America NA, CP	1,000	1,000
		577,412
Virginia - 0.0%
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Progs.) Series 2016 A, 5% 2/1/21	700	712
Washington - 0.1%
Port of Seattle Rev. Bonds Series 2017 C, 5% 5/1/21 (b)	4,800	4,947
Washington Gen. Oblig. Bonds Series R 2020 C, 5% 1/1/21	1,500	1,521
		6,468
Wisconsin - 0.5%
Madison Metropolitan School District TRAN Series 2019, 2.25% 9/4/20	26,400	26,402
TOTAL OTHER MUNICIPAL SECURITY
(Cost $2,004,026)		2,004,026
	Shares (000s)	Value (000s)

Investment Company - 4.6%
Fidelity Municipal Cash Central Fund .09% (i)(j)
(Cost $249,354)	249,327	249,354
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $5,622,613)		5,622,613
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(192,244)
NET ASSETS - 100%		$5,430,369

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,700,000 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $139,645,000 or 2.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$68,500
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/12/18 - 7/1/20	$2,200
Broward County Port Facilities Rev. Bonds Series G 115, 0.34%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada)	9/26/19 - 11/6/19	$2,600
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$6,490
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.27%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$3,800
Denver City & County Arpt. Rev. Bonds Series G-114, 0.34%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$2,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$1,200
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, 0.27%, tender 9/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	4/3/09	$10,360
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$4,800
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.27%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19 - 8/20/20	$2,500
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.27%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19 - 7/1/20	$2,400
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$200
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$1,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$2,295
Port Auth. of New York & New Jersey Series 1991 1, 0.17% 9/3/20, VRDN	8/17/20	$4,000
Port Auth. of New York & New Jersey Series 1991 2, 0.17% 9/3/20, VRDN	8/17/20	$5,700
Port Auth. of New York & New Jersey Series 1991 3, 0.17% 9/3/20, VRDN	5/20/20	$6,000
Port Auth. of New York & New Jersey Series 1992 2, 0.14% 9/30/20, VRDN	7/15/20	$500
Port Auth. of New York & New Jersey Series 1995 4, 0.17% 9/30/20, VRDN	8/17/20	$3,900
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.29%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,100
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	6/6/19 - 11/6/19	$3,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.29%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/3/20	$1,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,577
Total	$1,577

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,373,259)	$5,373,259
Fidelity Central Funds (cost $249,354)	249,354
Total Investment in Securities (cost $5,622,613)		$5,622,613
Cash		3,755
Receivable for fund shares sold		1,351
Interest receivable		9,013
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		9
Other receivables		255
Total assets		5,637,004
Liabilities
Payable for investments purchased
Regular delivery	$34,100
Delayed delivery	164,460
Payable for fund shares redeemed	6,278
Distributions payable	2
Accrued management fee	1,141
Other affiliated payables	340
Other payables and accrued expenses	314
Total liabilities		206,635
Net Assets		$5,430,369
Net Assets consist of:
Paid in capital		$5,430,944
Total accumulated earnings (loss)		(575)
Net Assets		$5,430,369
Net Asset Value, offering price and redemption price per share ($5,430,369 ÷ 5,423,214 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2020
Investment Income
Interest		$65,920
Income from Fidelity Central Funds		1,575
Total income		67,495
Expenses
Management fee	$15,141
Transfer agent fees	9,286
Accounting fees and expenses	509
Custodian fees and expenses	46
Independent trustees' fees and expenses	20
Registration fees	95
Audit	44
Legal	7
Miscellaneous	27
Total expenses before reductions	25,175
Expense reductions	(636)
Total expenses after reductions		24,539
Net investment income (loss)		42,956
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	612
Fidelity Central Funds	1
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		615
Net increase in net assets resulting from operations		$43,571

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,956	$94,518
Net realized gain (loss)	615	475
Net increase in net assets resulting from operations	43,571	94,993
Distributions to shareholders	(46,805)	(94,594)
Share transactions
Proceeds from sales of shares	1,407,289	1,152,073
Reinvestment of distributions	44,577	90,618
Cost of shares redeemed	(2,563,856)	(2,916,748)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,111,990)	(1,674,057)
Total increase (decrease) in net assets	(1,115,224)	(1,673,658)
Net Assets
Beginning of period	6,545,593	8,219,251
End of period	$5,430,369	$6,545,593
Other Information
Shares
Sold	1,407,289	1,152,073
Issued in reinvestment of distributions	44,577	90,618
Redeemed	(2,563,856)	(2,916,748)
Net increase (decrease)	(1,111,990)	(1,674,057)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Money Market Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.013	.009	.004	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.008	.013	.009	.004	–A
Distributions from net investment income	(.007)	(.013)	(.009)	(.004)	–A
Distributions from net realized gain	(.001)	–A	–	–A	–A
Total distributions	(.008)	(.013)	(.009)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.76%	1.30%	.89%	.42%	.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.42%	.42%	.41%	.40%	.41%
Expenses net of fee waivers, if any	.41%	.42%	.41%	.40%	.18%
Expenses net of all reductions	.41%	.42%	.41%	.40%	.18%
Net investment income (loss)	.71%	1.29%	.87%	.41%	.03%
Supplemental Data
Net assets, end of period (in millions)	$5,430	$6,546	$8,219	$11,057	$16,719

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $252 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$5,622,613

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$142
Capital loss carryforward	$(465)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(465)

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Tax-exempt Income	$42,955	$94,516
Ordinary Income	3,850	78
Total	$46,805	$ 94,594

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .25% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets. During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $620.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $13.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 9, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Municipal Money Market Fund	.39%
Actual		$1,000.00	$1,002.60	$1.96
Hypothetical-C		$1,000.00	$1,023.18	$1.98

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2020, 100% of the fund's income dividends was free from federal income tax, and 47.31% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

MMM-ANN-1020
1.538360.123

Item 2.

Code of Ethics

As of the end of the period, August 31, 2020, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$30,200	$2,500	$1,900	$1,400
Fidelity Municipal Money Market Fund	$36,500	$3,000	$1,900	$1,600

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$32,000	$2,600	$2,000	$1,500
Fidelity Municipal Money Market Fund	$39,000	$3,200	$2,000	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$9,030,200	$7,890,000
Tax Fees	$20,800	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2020A	August 31, 2019A
PwC	$14,110,900	$12,585,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2020